Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting

(12) SEGMENT REPORTING

The Company uses the management approach to determine the segment financial information that should be disaggregated and presented separately in the Company's notes to its financial statements. The management approach is based on the manner by which management has organized the segments within the Company for making operating decisions, allocating resources, and assessing performance.

As the Company has increased in scope and scale, it has developed its management and reporting structure to support this growth. The Company’s dark fiber solutions, network connectivity, colocation and cloud infrastructure and other services are comprised of various related product groups generally defined around the type of service the customer is buying, referred to as Strategic Product Groups ("SPG" or "SPGs"). Each SPG is responsible for the revenue, costs and associated capital expenditures of their respective services. The SPGs enable sales, make pricing and product decisions, engineer networks and deliver services to customers, and support customers for their specific telecom and Internet infrastructure services.

With the continued increase in the Company’s scope and scale, effective October 1, 2015, the Company's chief operating decision maker ("CODM"), the Company's Chief Executive Officer, implemented certain organizational changes to the management and operation of the business that directly impacts how the CODM makes resource allocation decisions and manages the Company. The change in structure had the impact of establishing a new reportable segment and re-aligning the Company’s existing SPGs to the revised reportable segments.  Prior to this change, the operating segments were reported as Physical Infrastructure, which included the Company’s Dark Fiber, MIG and zColo SPGs, Cloud and Connectivity, which included the Company’s Waves, SONET, Ethernet, IP and Cloud SPGs, and Other, which primarily included ZPS.  The new structure has removed the zColo and Cloud SPGs out of the Physical Infrastructure and Cloud and Connectivity reporting segments, respectively, creating a new reportable segment named Zayo Colocation and Cloud Infrastructure. The Dark Fiber and MIG SPGs are now reported as Dark Fiber Solutions operating segment, and Ethernet, IP, Waves, and SONET, are now reported in the Network Connectivity operating segment. SPGs report directly to the reportable segment managers who are responsible for the operations and financial results for the Dark Fiber Solutions, Network Connectivity, Colocation and Cloud Infrastructure, and Other reportable segments (collectively, the “Revised Segments”). The Revised Segment managers report directly to the CODM, and it is the financial results of those segments that are evaluated and drive the resource allocation decisions.

The Company’s Revised Segments are further described below:

Dark Fiber Solutions. Through the Dark Fiber Solutions segment, the Company provides raw bandwidth infrastructure to customers that require more control of their internal networks. These services include dark fiber and mobile infrastructure (fiber-to-the-tower and small cell). Dark fiber is a physically separate and secure, private platform for dedicated bandwidth. The Company leases dark fiber pairs (usually 2 to 12 total fibers) to its customers, who “light” the fiber using their own optronics. The Company’s mobile infrastructure services provide direct fiber connections to cell towers, small cells, hub sites, and mobile switching centers. Dark Fiber Solutions customers include carriers and other communication service providers, Internet service providers, wireless service providers, major media and content companies, large enterprises, and other companies that have the expertise to run their own fiber optic networks or require interconnected technical space. The contract terms in the Dark Fiber Solutions segment tend to range from three to twenty years.

Network Connectivity. The Network Connectivity segment provides bandwidth infrastructure solutions over the Company’s metro, regional, and long-haul fiber networks where it uses optronics to light the fiber and the Company’s customers pay for access based on the amount and type of bandwidth they purchase. The Company’s services within this segment include wavelength, Ethernet, IP and SONET. The Company targets customers who require a minimum of 10G of bandwidth across their networks. Network Connectivity customers include carriers, financial services companies, healthcare, government institutions, education institutions and other enterprises. The contract terms in this segment tend to range from two to five years.

Colocation and Cloud Infrastructure. The Colocation and Cloud Infrastructure segment provides data center infrastructure solutions to a broad range of enterprise, carrier, content and cloud customers. The Company’s services within this segment include colocation, interconnection, cloud, hosting and managed services, such as security and remote hands offerings. Solutions range in size from single cabinet and server support to comprehensive international outsourced IT infrastructure environments. The Company’s datacenters also support a large component of the Company’s networking equipment for the purpose of aggregating and distributing data, voice, Internet, and video traffic. The contract terms in this segment tend to range from two to five years

Other. The Other segment is primarily comprised of ZPS. ZPS provides network and technical resources to customers in designing, acquiring and maintaining their networks. Services are typically provided for a term of one year for a fixed recurring monthly fee in the case of network and on an hourly basis for technical resources (usage revenue).

Effective October 1, 2015 revenues for all of the Company’s products are included in one of the Company’s segments. This segment presentation has been recast for all prior periods presented for comparability. The results of operations for each segment include an allocation of certain indirect costs and corporate related costs, including overhead and third party-financed debt. The allocation is based on a percentage that represents management’s estimate of the relative burden each segment bears of indirect and corporate costs. Management has evaluated the allocation methods utilized to allocate these costs and determined they are systematic and rational. Identifiable assets for each reportable segment are reconciled to total consolidated assets including unallocated corporate assets and intersegment eliminations. Unallocated corporate assets consist primarily of cash and deferred taxes.

Segment Adjusted EBITDA

Segment Adjusted EBITDA is the primary measure used by the Company’s CODM to evaluate segment operating performance.

The Company defines Segment Adjusted EBITDA as earnings from operations before interest, income taxes, depreciation and amortization (“EBITDA”) adjusted to exclude acquisition or disposal-related transaction costs, losses on extinguishment of debt, stock-based compensation, unrealized foreign currency gains (losses) on intercompany loans, and non-cash income (loss) on equity and cost method investments. The Company uses Segment Adjusted EBITDA to evaluate operating performance, and this financial measure is among the primary measures used by management for planning and forecasting of future periods. The Company believes that the presentation of Segment Adjusted EBITDA is relevant and useful for investors because it allows investors to view results in a manner similar to the method used by management and facilitates comparison of the Company’s results with the results of other companies that have different financing and capital structures.

Segment Adjusted EBITDA results, along with other quantitative and qualitative information, are also utilized by the Company and its Compensation Committee for purposes of determining bonus payouts to employees.

Segment Adjusted EBITDA has limitations as an analytical tool and should not be considered in isolation from, or as a substitute for, analysis of the Company’s results from operations and operating cash flows as reported under GAAP. For example, Segment Adjusted EBITDA:

•	does not reflect capital expenditures, or future requirements for capital and major maintenance expenditures or contractual commitments;
•	does not reflect changes in, or cash requirements for, working capital needs;
•	does not reflect the significant interest expense, or the cash requirements necessary to service the interest payments, on the Company’s debt; and
•	does not reflect cash required to pay income taxes.

The Company’s computation of Segment Adjusted EBITDA may not be comparable to other similarly titled measures computed by other companies because all companies do not calculate segment Adjusted EBITDA in the same fashion  .

	As of and for the Three months ended December 31, 2015
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$137.7	$168.7	$58.5	$4.7	$—	$369.6
Segment Adjusted EBITDA	99.1	89.9	29.0	0.9	—	218.9
Total assets	3,078.3	1,900.7	1,027.2	34.4	232.5	6,273.1
Capital expenditures	109.2	48.1	15.1	—	—	172.4

	As of and for the Six months ended December 31, 2015
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$272.7	$335.7	$116.8	$11.2	$—	$736.4
Segment Adjusted EBITDA	195.7	178.6	57.4	2.6	—	434.3
Capital expenditures	202.7	94.8	34.1	—	—	331.6

	As of and for the Three months ended December 31, 2014
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$129.7	$161.7	$27.0	$5.5	$—	$323.9
Segment Adjusted EBITDA	89.6	85.6	13.4	1.1	—	189.7
Total assets	2,652.1	1,766.3	250.1	36.1	284.2	4,988.8
Capital expenditures	69.7	52.5	7.3	—	—	129.5

	As of and for the Six months ended December 31, 2014
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$257.1	$321.9	$53.9	$11.6	$—	$644.5
Segment Adjusted EBITDA	174.8	168.7	26.7	2.5	—	372.7
Capital expenditures	127.8	98.8	18.2	—	—	244.8

	As of June 30, 2015
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Total assets	$2,848.9	$1,807.7	$1,013.7	$35.0	$388.7	$6,094.0

Reconciliation from Total Segment Adjusted EBITDA to net loss from operations:

	Three months ended December 31,
	2015	2014
	(in millions)
Total Segment Adjusted EBITDA	$218.9	$189.7
Interest expense	(51.2)	(53.4)
Depreciation and amortization expense	(113.7)	(96.9)
Transaction costs	(3.3)	(1.3)
Stock-based compensation	(42.9)	6.0
Loss on extinguishment of debt	—	(30.9)
Unrealized foreign currency loss on intercompany loans	(7.1)	(13.3)
Non-cash loss on investments	(0.4)	(0.5)
Income/(loss) from operations before income taxes	$0.3	$(0.6)

	Six months ended December 31,
	2015	2014
	(in millions)
Total Segment Adjusted EBITDA	$434.3	$372.7
Interest expense	(105.0)	(100.3)
Depreciation and amortization expense	(230.8)	(192.9)
Transaction costs	(3.3)	(4.6)
Stock-based compensation	(89.0)	(117.1)
Loss on extinguishment of debt	—	(30.9)
Unrealized foreign currency loss on intercompany loans	(17.8)	(27.9)
Non-cash loss on investments	(0.6)	(0.5)
Income/(loss) from operations before income taxes	$(12.2)	$(101.5)

(16) SEGMENT REPORTING

        The Company uses the management approach to determine the segment financial information that should be disaggregated and presented separately in the Company's notes to its financial statements. The management approach is based on the manner by which management has organized the segments within the Company for making operating decisions, allocating resources, and assessing performance.

        As the Company has increased in scope and scale, it has developed its management and reporting structure to support this growth. The Company's dark fiber solutions, network connectivity, colocation and cloud infrastructure and other services are comprised of various related product groups generally defined around the type of service the customer is buying, referred to as Strategic Product Groups ("SPG" or "SPGs"). Each SPG is responsible for the revenue, costs and associated capital expenditures of their respective services. The SPGs enable sales, make pricing and product decisions, engineer networks and deliver services to customers, and support customers for their specific telecom and Internet infrastructure services.

        With the continued increase in the Company's scope and scale, effective October 1, 2015, the Company's chief operating decision maker ("CODM"), the Company's Chief Executive Officer, implemented certain organizational changes to the management and operation of the business that directly impacts how the CODM makes resource allocation decisions and manages the Company. The change in structure had the impact of establishing a new reportable segment and re-aligning the Company's existing SPGs to the revised reportable segments. Prior to this change, the operating segments were reported as Physical Infrastructure, which included the Company's Dark Fiber, MIG and zColo SPGs, Cloud and Connectivity, which included the Company's Waves, SONET, Ethernet, IP and Cloud SPGs, and Other, which primarily included ZPS. The new structure has removed the zColo and Cloud SPGs out of the Physical Infrastructure and Cloud and Connectivity reporting segments, respectively, creating a new reportable segment named Zayo Colocation and Cloud Infrastructure. The Dark Fiber and MIG SPGs are now reported as Dark Fiber Solutions operating segment, and Ethernet, IP, Waves, and SONET, are now reported in the Network Connectivity operating segment. SPGs report directly to the reportable segment managers who are responsible for the operations and financial results for the Dark Fiber Solutions, Network Connectivity, Colocation and Cloud Infrastructure, and Other reportable segments (collectively, the "Revised Segments"). The Revised Segment managers report directly to the CODM, and it is the financial results of those segments that are evaluated and drive the resource allocation decisions.

        The Company's Revised Segments are further described below:

    Dark Fiber Solutions.    Through the Dark Fiber Solutions segment, the Company provides raw bandwidth infrastructure to customers that require more control of their internal networks. These services include dark fiber and mobile infrastructure (fiber-to-the-tower and small cell). Dark fiber is a physically separate and secure, private platform for dedicated bandwidth. The Company leases dark fiber pairs (usually 2 to 12 total fibers) to its customers, who "light" the fiber using their own optronics. The Company's mobile infrastructure services provide direct fiber connections to cell towers, small cells, hub sites, and mobile switching centers. Dark Fiber Solutions customers include carriers and other communication service providers, Internet service providers, wireless service providers, major media and content companies, large enterprises, and other companies that have the expertise to run their own fiber optic networks or require interconnected technical space. The contract terms in the Dark Fiber Solutions segment tend to range from three to twenty years.

    Network Connectivity.    The Network Connectivity segment provides bandwidth infrastructure solutions over the Company's metro, regional, and long-haul fiber networks where it uses optronics to light the fiber and the Company's customers pay for access based on the amount and type of bandwidth they purchase. The Company's services within this segment include wavelength, Ethernet, IP and SONET. The Company targets customers who require a minimum of 10G of bandwidth across their networks. Network Connectivity customers include carriers, financial services companies, healthcare, government institutions, education institutions and other enterprises. The contract terms in this segment tend to range from two to five years.

    Colocation and Cloud Infrastructure.    The Colocation and Cloud Infrastructure segment provides data center infrastructure solutions to a broad range of enterprise, carrier, content and cloud customers. The Company's services within this segment include colocation, interconnection, cloud, hosting and managed services, such as security and remote hands offerings. Solutions range in size from single cabinet and server support to comprehensive international outsourced IT infrastructure environments. The Company's datacenters also support a large component of the Company's networking equipment for the purpose of aggregating and distributing data, voice, Internet, and video traffic. The contract terms in this segment tend to range from two to five years.

    Other.    The Other segment is primarily comprised of ZPS. ZPS provides network and technical resources to customers in designing, acquiring and maintaining their networks. Services are typically provided for a term of one year for a fixed recurring monthly fee in the case of network and on an hourly basis for technical resources (usage revenue).

        Effective October 1, 2015 revenues for all of the Company's products are included in one of the Company's segments. This segment presentation has been recast for all prior periods presented for comparability. The results of operations for each segment include an allocation of certain indirect costs and corporate related costs, including overhead and third party-financed debt. The allocation is based on a percentage that represents management's estimate of the relative burden each segment bears of indirect and corporate costs. Management has evaluated the allocation methods utilized to allocate these costs and determined they are systematic and rational. Identifiable assets for each reportable segment are reconciled to total consolidated assets including unallocated corporate assets and intersegment eliminations. Unallocated corporate assets consist primarily of cash and deferred taxes.

Segment Adjusted EBITDA

        Segment Adjusted EBITDA is the primary measure used by the Company's CODM to evaluate segment operating performance.

        The Company defines Segment Adjusted EBITDA as earnings from operations before interest, income taxes, depreciation and amortization ("EBITDA") adjusted to exclude acquisition or disposal-related transaction costs, losses on extinguishment of debt, stock-based compensation, unrealized foreign currency gains (losses) on intercompany loans, and non-cash income (loss) on equity and cost method investments. The Company uses Segment Adjusted EBITDA to evaluate operating performance, and this financial measure is among the primary measures used by management for planning and forecasting of future periods. The Company believes that the presentation of Segment Adjusted EBITDA is relevant and useful for investors because it allows investors to view results in a manner similar to the method used by management and facilitates comparison of the Company's results with the results of other companies that have different financing and capital structures.

        Segment Adjusted EBITDA results, along with other quantitative and qualitative information, are also utilized by the Company and its Compensation Committee for purposes of determining bonus payouts to employees.

        Segment Adjusted EBITDA has limitations as an analytical tool and should not be considered in isolation from, or as a substitute for, analysis of the Company's results from operations and operating cash flows as reported under GAAP. For example, Segment Adjusted EBITDA:

  •
  does not reflect capital expenditures, or future requirements for capital and major maintenance expenditures or contractual commitments;
  •
  does not reflect changes in, or cash requirements for, working capital needs;

  •
  does not reflect the significant interest expense, or the cash requirements necessary to service the interest payments, on the Company's debt; and

  •
  does not reflect cash required to pay income taxes.

        The Company's computation of Segment Adjusted EBITDA may not be comparable to other similarly titled measures computed by other companies because all companies do not calculate segment Adjusted EBITDA in the same fashion.

	For the year ended June 30, 2015
	(in millions)
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
Revenue from external customers	$531.3	$648.0	$144.6	$23.2	$—	$1,347.1
Segment Adjusted EBITDA	364.3	339.2	73.8	5.3	—	782.6
Total assets	2,848.9	1,807.7	1,013.7	35.0	388.7	6,094.0
Capital expenditures, net of stimulus grant reimbursements	279.7	195.1	55.4	0.2	—	530.4

	For the year ended June 30, 2014
	(in millions)
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
Revenue from external customers	$419.8	$606.2	$75.6	$28.1	$—	$1,129.7
Segment Adjusted EBITDA	288.2	326.7	37.4	8.0	—	660.3
Total assets	2,714.6	1,739.1	157.9	43.1	326.2	4,980.9
Capital expenditures, net of stimulus grant reimbursements	181.0	151.6	28.2	—	—	360.8

	For the year ended June 30, 2013
	(in millions)
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
Revenue from external customers	$358.8	$570.5	$54.2	$27.8	$(0.3)	$1,011.0
Segment Adjusted EBITDA	250.7	278.3	25.4	6.2	(0.1)	560.5
Total assets	2,213.2	1,685.5	98.3	32.4	122.7	4,152.1
Capital expenditures, net of stimulus grant reimbursements	165.8	143.0	14.5	—	—	323.3

Reconciliation from Total Segment Adjusted EBITDA to net loss from operations

	For the year ended June 30,
	2015	2014	2013
	(in millions)
Total Segment Adjusted EBITDA	$782.6	$660.3	$560.5
Interest expense	(214.0)	(203.5)	(202.5)
Depreciation and amortization expense	(406.2)	(338.2)	(324.5)
Transaction costs	(5.9)	(4.5)	(14.2)
Stock-based compensation	(200.7)	(253.7)	(105.8)
Loss on extinguishment of debt	(94.3)	(1.9)	(77.3)
Unrealized foreign currency gain/(loss)	(24.4)	4.7	0.1
Non-cash loss on investments	(0.9)	—	—

Net loss from continuing operations before provision for income taxes	$(163.8)	$(136.8)	$(163.7)

        The following is a summary of geographical information (in millions):

	For the year ended June 30,
	2015	2014	2013
Revenue from external customers:
United States	$1,193.5	$1,059.3	$953.1
United Kingdom	119.0	70.3	57.5
Japan	—	0.1	0.4
France	34.6	—	—

Total Revenue	$1,347.1	$1,129.7	$1,011.0

Long-lived assets:
United States	$3,848.0	$3,140.2	2,995.3
United Kingdom	405.3	429.9	120.2
Japan	0.3	0.3	—
France	48.7	—	—

Total Long-lived assets	$4,302.3	$3,570.4	$3,115.5

        The Company includes all non-current assets, except for goodwill in its long-lived assets.